BORROWINGS - Schedule of Short-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 30,000
Commitments outstanding to extend credit	0	$ 0
Short-term Debt	$ 1,316,181	$ 1,040,691	$ 814,565
Short-term debt interest rate	1.62%	2.33%	1.32%
Short-term debt, average for the year	$ 1,146,719	$ 947,427	$ 830,365
Short-term debt, average rate (as a percent)	1.90%	1.90%	0.98%
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 165,181	$ 183,591	$ 72,265
Short-term debt interest rate	0.85%	1.65%	0.19%
Short-term debt, average for the year	$ 155,859	$ 87,221	$ 69,766
Short-term debt, average rate (as a percent)	1.15%	0.58%	0.19%
Short-term debt, maximum month-end balances	$ 260,621	$ 183,591	$ 130,633
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 1,151,000	$ 857,100	$ 742,300
Short-term debt interest rate	1.73%	2.48%	1.43%
Short-term debt, average for the year	$ 990,860	$ 857,028	$ 760,558
Short-term debt, average rate (as a percent)	2.37%	2.03%	1.05%
Short-term debt, maximum month-end balances	$ 1,171,400	$ 1,170,800	$ 957,700
Short-term Debt
Short-term Debt [Line Items]
Short-term debt, average for the year	$ 0	$ 3,178	$ 41
Short-term debt, average rate (as a percent)	0.00%	4.36%	4.07%
Short-term debt, maximum month-end balances	$ 0	$ 10,000	$ 0